Long-Term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 27,979	$ 24,463
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	1.30%	1.30%
Debt, interest rate, maximum (percent)	5.45%	5.94%
Debt, maturity date, beginning	2018
Debt, maturity date, end	2028
Long-term debt	$ 23,329	$ 20,005
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	1.49%	0.80%
Debt, interest rate, maximum (percent)	2.74%	2.05%
Debt, maturity date, beginning	2018
Debt, maturity date, end	2038
Long-term debt	$ 2,829	$ 2,828
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	3.00%	3.00%
Debt, interest rate, maximum (percent)	7.50%	7.50%
Debt, maturity date, beginning	2018
Debt, maturity date, end	2029
Long-term debt	$ 1,821	$ 1,383
Junior Subordinated Debt
Debt Instrument [Line Items]
Debt, interest rate (percent)		1.87%
Long-term debt	$ 0	$ 247